Loans and Allowance for Credit Losses - Additional Information (Details) - CAD ($) $ in Millions	6 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 5,798	$ 5,739
Base case scenario
Disclosure of detailed information about financial instruments [line items]
Scenario weight	100.00%
Severe downside
Disclosure of detailed information about financial instruments [line items]
Scenario weight	100.00%
Allowance for credit losses related to loans
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 5,064	5,050
Allowance for credit losses related to other credit instruments
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses off balance sheet	734	689
Related to performing loans, assuming 100% base case scenario
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	4,637	4,709
Modelled allowance account for credit losses of financial assets based on assumptions	3,225	3,125
Related to performing loans, assuming 100% severe downside scenario
Disclosure of detailed information about financial instruments [line items]
Modelled allowance account for credit losses of financial assets based on assumptions	8,025	7,975
Performing loans, stage one scenario
Disclosure of detailed information about financial instruments [line items]
Modelled allowance account for credit losses of financial assets based on assumptions	$ 3,500	$ 3,375
Expected credit loss period	12 months